Exhibit 99.7

Rebuttal Findings 08.03.2026

Seller:

Deal ID:

Total Loan Count: 689

Loans by Grade in Population
Loan Grade	Count	Percentage
1	689	100.00%

Trade Summary
Loan Status	Count	Percentage
Review Complete	689	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	75	75	75	0	75	0	0	0	0	0	75
1	614	0	0	614	0	0	0	0	0	0	614

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Credit	75	75	0	0	0	0	0
First Lien Position Not Confirmed	75	75	0	0	0	0	0